Intangible assets	11 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets

	December 31, 2019	January 31, 2019	January 31, 2018
	(in thousands)
Utrophin program acquired	$4,379	$4,358	$4,708
Discuva platform acquired	14,070	14,002	15,125
Option over non-financial assets	881	877	947
Other patents and licenses	432	291	376
Total intangible assets, gross	19,762	19,528	21,156
Less: Accumulated amortization	2,263	1,255	198
Impairment	4,379	4,358	—
Intangible assets, net of accumulated amortization	$13,120	$13,915	$20,958

As a result of the Group's decision in June 2018 to discontinue development of ezutromid, management concluded that this was an indication of intangible assets impairment and hence reviewed the intangible assets associated with the acquisition of MuOx Limited which related to the utrophin program acquired. Based on this review, an intangible assets impairment charge of $4.4 million related to the utrophin program acquired was recognized during the year ended January 31, 2019. See note 10 for details.

Amortization expense was $1.0 million, $1.1 million and $0.1 million, for the periods ended December 31, 2019, January 31, 2019 and 2018, respectively.

Estimated future amortization expense related to intangible assets held at December 31, 2019 and January 31, 2019 is as follows:

	December 31, 2019	January 31, 2019
	(in thousands)
2020	$1,083	$1,150
2021	$1,048	$1,133
2022	$1,048	$1,102
2023	$1,048	$1,102
2024	$1,048	$1,102